Segment Information - Summary of Reportable Segments Financial Information (Details) (20-F) - AUD ($)	6 Months Ended			12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Other	$ 447,756		$ 338,588
Profit/(loss)	(2,647,698)	$ (3,028,861)	(3,123,372)	$ (6,425,604)	$ (5,463,872)	$ (8,403,826)
Assets	4,343,606	4,343,606		3,265,005	6,165,981
Liabilities	(1,481,301)	(1,481,301)		(1,493,799)	(1,454,103)
Business Segments [Member]
Statement Line Items [Line Items]
Sales	586		18,402	25,444	189,254	518,506
Other	447,756		338,588	1,019,769	441,476	344,112
Totals	448,342		356,990	1,045,213	630,730	862,618
Profit/(loss)	(2,647,698)		$ (3,123,372)	(6,425,604)	(5,463,872)	(8,403,826)
Assets	4,343,606	4,343,606		3,265,005	6,165,981	12,108,297
Liabilities	(1,481,301)	$ (1,481,301)		(1,493,799)	(1,454,103)	(1,529,253)
Amortization\depreciation	(39,561)			(156,248)	(303,749)	(371,611)
Purchases of equipment	$ 2,521			$ 5,353	$ 2,385	$ 234,799